REVENUE (Tables)	12 Months Ended
Dec. 31, 2020
REVENUE
Schedule of Net revenue

	Years ended December 31,
	2018	2019	2020

Colocation services	2,104,259	3,261,745	4,710,923
Managed service and others	655,231	832,826	1,005,945
Service revenue	2,759,490	4,094,571	5,716,868
Equipment sales	32,587	27,834	22,104
Total	2,792,077	4,122,405	5,738,972